Mining Interests (Details Narrative)									1 Months Ended			6 Months Ended			12 Months Ended
	Mar. 22, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 07, 2022 USD ($)	Nov. 20, 2020 USD ($)	Jul. 27, 2020 USD ($)	Nov. 01, 2019 USD ($)	Oct. 02, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)		Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)		Jun. 30, 2017 USD ($)	Nov. 13, 2018 USD ($)
Reserve Quantities [Line Items]
Mining lease payments															$ 129,191	$ 13,504	$ 123,098
Option extension fee												$ 657,652			$ 1,533,954			$ 553,152
Lease term description															expires in May 2022	expires in May 2022
Stock Issued During Period, Value, New Issues												14,262,694	[1]					1,208,389	[2]
Costs Incurred, Exploration Costs												3,873,359		$ 5,905,235	$ 5,998,615
Subsequent Event [Member]
Reserve Quantities [Line Items]
Payments to acquire mining interest		$ 200,000	$ 5,400,000
Mining lease payments			300,000
Purchases price consideration			7,700,000
Payable in cash									$ 2,000,000
Liability assumed			19,000,000
Settlement payment			$ 2,900,000
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Lessee, Operating Lease, Liability, to be Paid										$ 17,000,000					17,000,000
Placer Mining Corp [Member] | Bunker Assets [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price															$ 45,000,000
Royalty percentage of net smelter return on sales															3.00%	3.00%
Royalty percentage of net smelter return after purchase option															1.50%	1.50%
Post-acquisition of net smelter return cost															$ 60,000,000
Letter of Intent [Member]
Reserve Quantities [Line Items]
Payments to acquire mining interest																				$ 300,000
Definitive Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Bonus payment for mining assets								$ 1,000,000			$ 500,000
Mining lease payments								$ 100,000
Payment for previous lease acquisition															7,700,000
Payment for previous lease acquisition															300,000
Deposit for acquisition															$ 2,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payments to acquire mining interest				$ 60,000
Mining lease payments					$ 150,000	$ 60,000	$ 400,000
Option to purchase lease asset price						$ 11,000,000
Royalty percentage of net smelter return on sales						100.00%
Reducation of monthly lease payments																					$ 60,000
Accumulated reduction of lease payments																					$ 140,000
Option to extend lease period					the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022	the option to extend for a further six months based upon payment of a one-time $60,000 extension fee (extended)
Option extension fee						$ 60,000
Cash payment						300,000
Lease term description				The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase
Purchases price consideration				$ 7,700,000
Payable in cash				5,700,000
Aggregate in amount				300,000
Payments for cash outstanding				5,400,000
Consideration shares				2,000,000						2,000,000
Gain on settlement of accounts payable				1,787,300
Advance payment				2,000,000
Payments to Acquire Productive Assets				2,000,000
Accrued liabilities in accounts payable														1,847,300				1,847,300
Proceeds from Convertible Debt										8,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Maximum [Member]
Reserve Quantities [Line Items]
Payable in cash										$ 5,400,000
Area of Land | a										5,800					5,800
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Minimum [Member]
Reserve Quantities [Line Items]
Payable in cash										$ 3,400,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Cash [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price						6,200,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member] | Bunker Assets to be Paid in Shares [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price						4,800,000
Environmental Protection Agency [Member]
Reserve Quantities [Line Items]
Payments for cost recovery												20,000,000					20,000,000
Payments on cost recovery										11,000,000		8,000,000		5,000,000	$ 11,000,000		8,000,000	5,000,000
Lease payments										5,110,706		3,136,050		2,309,388	5,110,706		3,136,050	2,309,388
Other Liabilities										$ 2,963,111					$ 2,963,111
Investment Interest Rate										0.10%					0.10%
Interest Receivable										$ 306,502		162,540		89,180	$ 306,502		162,540	89,180
Accrual amount per month										165,000					165,000
Annual accrual amount										880,000					880,000
Annual accrual amount															5,110,706
Accounts Payable and Accrued Liabilities										16,417,208		11,298,594		$ 7,915,235	16,417,208		11,298,594	$ 7,915,235
Environmental Protection Agency [Member] | June 1 and December 1 of Each Year [Member]
Reserve Quantities [Line Items]
Semi-annual lease payments										480,000					480,000
Environmental Protection Agency [Member] | 30 Days [Member]
Reserve Quantities [Line Items]
Payments for cost recovery												$ 1,000,000					$ 1,000,000
Environmental Protection Agency [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Option to purchase lease asset price						$ 20,000,000
Option to Purchase Agreement [Member] | Placer Mining Corp [Member]
Reserve Quantities [Line Items]
Payable in cash				3,400,000
Stock Issued During Period, Value, New Issues				$ 2,000,000
EPA Settlement Agreement Amendment [Member]
Reserve Quantities [Line Items]
Payments for cost recovery										2,000,000					2,000,000
Liability assumed										19,000,000					19,000,000
Increase in liability assumed										8,000,000					8,000,000
Settlement payment															2,900,000
Letters of Credit Outstanding, Amount										$ 17,000,000					$ 17,000,000
EPA Settlement Agreement Amendment [Member] | Subsequent Event [Member]
Reserve Quantities [Line Items]
Loss contingency accrual, provision	$ 2,900,000

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)